Label	Element	Value
BNY Mellon Research Growth Fund, Inc.
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth consistent with the preservation of capital.
Objective, Secondary [Text Block]	oef_ObjectiveSecondaryTextBlock	Current income is a secondary goal.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 8 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 44.35% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	44.35%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goals, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of companies that the fund considers to be growth companies. The fund considers growth companies to be companies in which the portfolio managers have identified a strong near-term catalyst for earnings growth or share price appreciation. These are companies which are either included in the Russell 3000 Growth Index, the S&P Composite 1500 Growth Index or the MSCI ACWI Growth Index, or that demonstrate growth characteristics which may include one or more of the following: a price-to-book ratio, price to earnings ratio, price to cash flow ratio, price to sales ratio, EPS growth, or sales growth rate that is higher than that of the S&P 500® Index.

The fund may invest up to 25% of its net assets in foreign securities.

The fund's investments are selected through a collaborative process between the fund's portfolio managers and the global research analysts at Newton Investment Management North America, LLC, the fund's sub-adviser, with each analyst responsible for generating investment ideas across their domain expertise. These analysts utilize a fundamental, bottom-up research process to identify investments for the fund. At the same time, ideas can emanate from the portfolio managers who then leverage the expertise of the domain experts.

The fund typically sells a security when the investment team believes there has been a negative change in the fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class Z shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of the Russell 1000® Index, a broad measure of relevant market performance, and the Russell 1000® Growth Index, an index reflecting the market segments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.bny.com/investments
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	During the periods shown in the chart: Best Quarter 2020, Q2: 31.36 Worst Quarter 2022, Q2: (26.90) The year-to-date total return of the fund's Class Z shares as of March 31, 2026 was -9.27%.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/25)
BNY Mellon Research Growth Fund, Inc. | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

BNY Mellon Research Growth Fund, Inc. | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Research Growth Fund, Inc. | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Research Growth Fund, Inc. | · Risks of stock investing
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

BNY Mellon Research Growth Fund, Inc. | · Market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

BNY Mellon Research Growth Fund, Inc. | · Growth stock risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Growth stock risk: Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

BNY Mellon Research Growth Fund, Inc. | · Foreign investment risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive and less publicly available company information, political and economic instability and differing auditing, accounting and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

BNY Mellon Research Growth Fund, Inc. | · Management risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goals and cause your fund investment to lose value.
BNY Mellon Research Growth Fund, Inc. | Russell 1000® Index reflects no deductions for fees, expenses or taxes
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 1000® Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.37%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.59%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.59%
BNY Mellon Research Growth Fund, Inc. | Russell 1000® Growth Index reflects no deductions for fees, expenses or taxes
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 1000® Growth Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.32%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.13%
BNY Mellon Research Growth Fund, Inc. | A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWOAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.25%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.09%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2027
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 671
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	893
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,133
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,820
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	671
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	893
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,133
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,820
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.11%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.75%
BNY Mellon Research Growth Fund, Inc. | C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWOCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.25%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.18%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.43%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.93%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 278
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	589
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,025
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,239
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	589
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,025
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,239
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.56%
BNY Mellon Research Growth Fund, Inc. | I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWOIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.00%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.09%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	457
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,029
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	259
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	457
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,029
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.94%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.26%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.70%
BNY Mellon Research Growth Fund, Inc. | Y
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRYQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.00%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.04%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	248
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	435
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	974
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	248
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	435
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 974
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.94%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.72%
BNY Mellon Research Growth Fund, Inc. | Z
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DREQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.05%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.06%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,055
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	268
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,055
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The year-to-date total return of the fund's Class Z shares as of
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Mar. 31, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	(9.27%)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	31.36%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(26.90%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.20%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.64%
Annual Return [Percent]	oef_AnnlRtrPct	2.18%
Annual Return [Percent]	oef_AnnlRtrPct	23.71%
Annual Return [Percent]	oef_AnnlRtrPct	0.88%
Annual Return [Percent]	oef_AnnlRtrPct	29.30%
Annual Return [Percent]	oef_AnnlRtrPct	46.32%
Annual Return [Percent]	oef_AnnlRtrPct	19.00%
Annual Return [Percent]	oef_AnnlRtrPct	(33.83%)
Annual Return [Percent]	oef_AnnlRtrPct	42.13%
Annual Return [Percent]	oef_AnnlRtrPct	26.40%
Annual Return [Percent]	oef_AnnlRtrPct	14.88%
BNY Mellon Research Growth Fund, Inc. | Z | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.07%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.01%
BNY Mellon Research Growth Fund, Inc. | Z | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions and sale of fund shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.37%

[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 30, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75%. On or after June 30, 2027, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.